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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number   811-08079
                                  ---------------------------------------------

               THE NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.
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               (Exact name of registrant as specified in charter)

ONE EAST LIBERTY, THIRD FLOOR, RENO, NEVADA 89501
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   (Address of principal executive offices)                      (Zip code)


LOUIS G. NAVELLIER, ONE EAST LIBERTY, THIRD FLOOR, RENO, NEVADA 89501
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   1-800-887-8671
                                                    ---------------------------
Date of fiscal year end: DECEMBER 31
                        -------------------
Date of reporting period: 7/1/03-6/30/04
                         ------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-08079
Reporting Period: 07/01/2003 - 06/30/2004
Navellier Variable Insurance Series Fund









================== NAVELLIER VARIABLE INSURANCE SERIES FUND 71 =================


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BRIGGS & STRATTON CORP.

Ticker:       BGG            Security ID:  109043109
Meeting Date: OCT 15, 2003   Meeting Type: Annual
Record Date:  AUG 21, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert J. O'Toole          For       For        Management
1.2   Elect Director John S. Shiely             For       For        Management
1.3   Elect Director Charles I. Story           For       For        Management


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CAPITAL AUTOMOTIVE REIT

Ticker:       CARS           Security ID:  139733109
Meeting Date: MAY 11, 2004   Meeting Type: Annual
Record Date:  MAR 1, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director John E. Anderson          For       For        Management
1.2   Elect  Director Thomas D. Eckert          For       For        Management
1.3   Elect  Director Craig L. Fuller           For       For        Management
1.4   Elect  Director Paul M. Higbee            For       For        Management
1.5   Elect  Director William E. Hoglund        For       For        Management
1.6   Elect  Director R. Michael Mccullough     For       For        Management
1.7   Elect  Director John J. Pohanka           For       For        Management
1.8   Elect  Director Robert M. Rosenthal       For       For        Management
1.9   Elect  Director Vincent A. Sheehy         For       For        Management
2     Ratify Auditors                           For       For        Management


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CITRIX SYSTEMS, INC.

Ticker:       CTXS           Security ID:  177376100
Meeting Date: MAY 13, 2004   Meeting Type: Annual
Record Date:  MAR 15, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Mark B. Templeton         For       For        Management
1.2   Elect  Director Kevin R. Compton          For       For        Management
1.3   Elect  Director Stephen M. Dow            For       For        Management
2     Expense Stock Options                     Against   For        Shareholder


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COACH, INC.

Ticker:       COH            Security ID:  189754104
Meeting Date: NOV 5, 2003    Meeting Type: Annual
Record Date:  SEP 17, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Joseph Ellis               For       For        Management
1.2   Elect Director Lew Frankfort              For       For        Management
1.3   Elect Director Sally Frame Kasaks         For       For        Management
1.4   Elect Director Gary Loveman               For       For        Management
1.5   Elect Director Irene Miller               For       For        Management
1.6   Elect Director Keith Monda                For       For        Management
1.7   Elect Director Michael Murphy             For       For        Management


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DIONEX CORP.

Ticker:       DNEX           Security ID:  254546104
Meeting Date: OCT 24, 2003   Meeting Type: Annual
Record Date:  SEP 8, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director David L. Anderson          For       For        Management
1.2   Elect Director A. Blaine Bowman           For       For        Management
1.3   Elect Director Dr. Lukas Braunschweiler   For       For        Management
1.4   Elect Director B. J. Moore                For       For        Management
1.5   Elect Director Riccardo Pigliucci         For       For        Management
1.6   Elect Director Michael W. Pope            For       For        Management
2     Approve Employee Stock Purchase Plan      For       For        Management
3     Ratify Auditors                           For       For        Management


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FBR FUND FOR GOVERNMENT INVESTORS, INC.

Ticker:                      Security ID:  30245T108
Meeting Date: FEB 20, 2004   Meeting Type: Special
Record Date:  DEC 22, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Investment Advisory Agreement     For       For        Management
4     Approve Merger of Funds                   For       For        Management
5     Other Business                            For       Against    Management


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FIDELITY NATIONAL FINANCIAL, INC.

Ticker:       FNF            Security ID:  316326107
Meeting Date: SEP 29, 2003   Meeting Type: Annual
Record Date:  AUG 18, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Increase Authorized Common Stock          For       For        Management
2.1   Elect Director Terry N. Christensen       For       For        Management
2.2   Elect Director John F. Farrell, Jr.       For       For        Management
2.3   Elect Director Philip G. Heasley          For       For        Management
2.4   Elect Director Daniel D. (Ron) Lane       For       For        Management
2.5   Elect Director J. Thomas Talbot           For       For        Management


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FINDWHAT.COM

Ticker:       FWHT           Security ID:  317794105
Meeting Date: DEC 15, 2003   Meeting Type: Annual
Record Date:  OCT 28, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Craig A. Pisaris-Henderson For       For        Management
1.2   Elect Director Kenneth E. Christensen     For       For        Management
1.3   Elect Director Lee Simonson               For       For        Management
1.4   Elect Director Phillip R. Thune           For       For        Management
1.5   Elect Director Jerry Della Femina         For       For        Management
1.6   Elect Director Frederick E. Guest II      For       For        Management
1.7   Elect Director Daniel B. Brewster, Jr.    For       For        Management
2     Amend Omnibus Stock Plan                  For       Against    Management


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FINDWHAT.COM

Ticker:       FWHT           Security ID:  317794105
Meeting Date: JUN 4, 2004    Meeting Type: Annual
Record Date:  APR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Issue Shares in Connection with an        For       For        Management
      Acquisition
2     Approve Omnibus Stock Plan                For       For        Management
3     Approve Option Replacement Plan           For       For        Management
4.1   Elect  Director C.A. Pisaris-Henderson    For       For        Management
4.2   Elect  Director Kenneth E. Christensen    For       For        Management
4.3   Elect  Director Lee Simonson              For       For        Management
4.4   Elect  Director Phillip R. Thune          For       For        Management
4.5   Elect  Director Jerry Della Femina        For       For        Management
4.6   Elect  Director David J. Londoner         For       For        Management
4.7   Elect  Director Frederick E. Guest Ii     For       For        Management
4.8   Elect  Director Daniel B. Brewster, Jr.   For       For        Management
5     Increase Authorized Common Stock          For       Against    Management
6     Change State of Incorporation from Nevada For       For        Management
      to Delaware


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IMPAC MORTGAGE HOLDINGS, INC.

Ticker:       IMH            Security ID:  45254P102
Meeting Date: MAY 25, 2004   Meeting Type: Annual
Record Date:  APR 2, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Joseph R. Tomkinson       For       For        Management
1.2   Elect  Director William S. Ashmore        For       For        Management
1.3   Elect  Director James Walsh               For       For        Management
1.4   Elect  Director Frank P. Filipps          For       For        Management
1.5   Elect  Director Stephan R. Peers          For       Withhold   Management
1.6   Elect  Director William E. Rose           For       For        Management
1.7   Elect  Director Leigh J. Abrams           For       For        Management
2     Amend Charter                             For       For        Management


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LANNETT COMPANY, INC.

Ticker:       LCI            Security ID:  516012101
Meeting Date: DEC 4, 2003    Meeting Type: Annual
Record Date:  OCT 20, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William Farber             For       Withhold   Management
1.2   Elect Director Marvin Novick              For       For        Management
1.3   Elect Director Ronald A. West             For       For        Management
1.4   Elect Director Myron Winkelman, R. Ph.    For       For        Management
2     Ratify Auditors                           For       For        Management
3     Other Business                            For       Against    Management


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MARVEL ENTERPRISES, INC.

Ticker:       MVL            Security ID:  57383M108
Meeting Date: MAY 5, 2004    Meeting Type: Annual
Record Date:  MAR 24, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Morton E. Handel          For       For        Management
1.2   Elect  Director F. Peter Cuneo            For       For        Management
1.3   Elect  Director Isaac Perlmutter          For       For        Management
2     Amend Articles/Bylaws/Charter-Non-Routine For       For        Management
3     Amend Omnibus Stock Plan                  For       Against    Management
4     Ratify Auditors                           For       For        Management


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OMNIVISION TECHNOLOGIES, INC.

Ticker:       OVTI           Security ID:  682128103
Meeting Date: OCT 1, 2003    Meeting Type: Annual
Record Date:  AUG 28, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Joseph Jeng                For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Stock Option Plan                   For       Against    Management
4     Amend Stock Option Plan                   For       For        Management


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USANA HEALTH SCIENCES INC

Ticker:       USNA           Security ID:  90328M107
Meeting Date: APR 21, 2004   Meeting Type: Annual
Record Date:  MAR 12, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Myron W. Wentz, Ph.D.     For       For        Management
1.2   Elect  Director Robert Anciaux            For       For        Management
1.3   Elect  Director Ronald S. Poelman         For       For        Management
1.4   Elect  Director Denis E. Waitley, Ph.D.   For       For        Management
1.5   Elect  Director Jerry G. McClain          For       For        Management
2     Ratify Auditors                           For       For        Management


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WESTELL TECHNOLOGIES, INC.

Ticker:       WSTL           Security ID:  957541105
Meeting Date: SEP 25, 2003   Meeting Type: Annual
Record Date:  AUG 4, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John W. Seazholtz          For       Withhold   Management
1.2   Elect Director Paul A. Dwyer, Jr.         For       For        Management
1.3   Elect Director E. Van Cullens             For       Withhold   Management
1.4   Elect Director Robert C. Penny III        For       Withhold   Management
1.5   Elect Director Roger L. Plummer           For       For        Management
1.6   Elect Director Bernard F. Sergesketter    For       For        Management
1.7   Elect Director Melvin J. Simon            For       Withhold   Management
2     Permit Stockholders Holding 25% or more   For       For        Management
      of the Companies Voting Power to Call a
      Special Meeting
3     Amend Bylaws to Eliminate Provisions from For       For        Management
      Selling Securities Having Forward Pricing
      Provisions


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ZEBRA TECHNOLOGIES CORP.

Ticker:       ZBRA           Security ID:  989207105
Meeting Date: JUN 3, 2004    Meeting Type: Annual
Record Date:  APR 8, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Gerhard Cless             For       For        Management
1.2   Elect  Director Michael A. Smith          For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Ratify Auditors                           For       For        Management
4     Adopt Charter Language on Board Diversity Against   Against    Shareholder


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ZIMMER HOLDINGS INC

Ticker:       ZMH            Security ID:  98956P102
Meeting Date: JUL 22, 2003   Meeting Type: Special
Record Date:  JUN 16, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Issue Shares in Connection with an        For       For        Management
      Acquisition

========== END NPX REPORT

                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  THE NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.
             ------------------------------------------------------------------
By (Signature and Title)* /s/ Louis G. Navellier, President
                         ------------------------------------------------------
Date  11-30-04
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